Credit facilities	12 Months Ended
Dec. 31, 2025
Debt Disclosure [Abstract]
Credit facilities

Note 9 Credit facilities

As of December 31, 2025 and 2024, bank loan consisted of the following:

		December 31
Bank Name	Nature of Loan	2024	2025
		HK$’000	HK$’000	US$’000
Bank of China (Hong Kong)	Revolving loan(1)	11,000	3,000	385
Total		11,000	3,000	385

(1)	This loan is a revolving loan up to HK$11,000,000, carries an interest of 2.25% below Hong Kong prime rate and is collateralized by the Company’s office premises located in Hong Kong; a Hong Kong property jointly owned by Mr. Li and his spouse and a personal guarantee from Mr. Li. This loan was first drawn down on October 22, 2018 and has been rolled over for every six-month period. The Company recognized this loan as short-term bank borrowing in its consolidated financial statements. The security charged over the Company’s office premises located in Hong Kong was released since September 29, 2022.

Interest expenses incurred from bank borrowings were HK$275,000, HK$474,000 and HK$396,000 for the years ended December 31, 2025, 2024 and 2023, respectively. The interest expense represented the weighted average interest rate of 3.6%, 3.6% and 3.6%, respectively, for the years ended December 31, 2025, 2024 and 2023.